Related party transactions (Details 1) - ARS ($) $ in Millions		Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Total associates and joint ventures		$ 597	$ 1,492
Total other related parties		312	332
Total Directors and Senior Management		(131)	(274)
Total		784	1,550
Other associates and joint ventures [Member]
Disclosure of transactions between related parties [line items]
Loans payable	[1]	(27)	(11)
Loans granted	[1]		1
Leases and/or rights of use receivable	[1]	84	16
Leases and/or rights of use payable	[1]	8
Shared-based compensation receivable	[1]		1
Sale of goods and / or services payable	[1]	203
Reimbursement of expenses	[1]	122	11
Reimbursement of expenses payable	[1]	(1)	(6)
CAMSA and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivable		1	43
Fees payable		(190)
LRSA [Member]
Disclosure of transactions between related parties [line items]
Dividends receivables			364
Leases and/or rights of use receivable			35
IRSA Real Estate Strategies LP [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses		116
Taaman [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use payable			(17)
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Other receivables	[1]		3
Leases and/or rights of use receivable	[1]	18
Other liabilities	[1]		(93)
Legal services payable	[1]		(3)
Total other related parties	[1]	(53)
Directors and Senior Management [Member]
Disclosure of transactions between related parties [line items]
Fees payable		(135)	(274)
BHN Vida [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses payable		(52)
BS Real Estate Holdings S.R.L [Member]
Disclosure of transactions between related parties [line items]
Financial operations payable		472
IFISA [Member]
Disclosure of transactions between related parties [line items]
Financial operations payable		6
Agro Uranga S.A. [Member]
Disclosure of transactions between related parties [line items]
Sale of goods and / or services receivable			13
New Lipstick LLC [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivable		16	14
Loans payable		(77)	(63)
Loans granted			1,258
Condor [Member]
Disclosure of transactions between related parties [line items]
Dividends receivables			21
Public companies securities		$ 269	$ 237

[1]	Includes Estudio Zang, Bergel & Vines, Lartiyrigoyen, SAMSA and Museo de los Ninos.